Loans and Allowance for Loan Losses (Details 3) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for loan losses:
Individually evaluated for impairment	$ 1,080	$ 1,540
Collectively evaluated for impairment	8,806	7,064
Total	9,886	8,604	$ 9,099	$ 13,719
Loans outstanding:
Individually evaluated for impairment	9,144	10,268
Collectively evaluated for impairment	964,885	854,812
Total	974,029	865,080
Commercial, financial, and agricultural
Allowance for loan losses:
Individually evaluated for impairment	469	285
Collectively evaluated for impairment	2,284	1,868
Total	2,753	2,153	1,779	2,374
Loans outstanding:
Individually evaluated for impairment	1,617	1,005
Collectively evaluated for impairment	181,264	148,086
Total	182,881	149,091
Residential real estate | Construction
Allowance for loan losses:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	108	59
Total	108	59	171	931
Loans outstanding:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	18,907	16,895
Total	18,907	16,895
Residential real estate | Mortgages
Allowance for loan losses:
Individually evaluated for impairment	319	955
Collectively evaluated for impairment	2,066	1,484
Total	2,385	2,439	2,527	2,959
Loans outstanding:
Individually evaluated for impairment	5,471	5,936
Collectively evaluated for impairment	254,429	250,150
Total	259,900	256,086
Real estate construction - commercial | Construction
Allowance for loan losses:
Individually evaluated for impairment	7	15
Collectively evaluated for impairment	406	629
Total	413	644	466	631
Loans outstanding:
Individually evaluated for impairment	49	102
Collectively evaluated for impairment	55,604	33,841
Total	55,653	33,943
Real estate construction - commercial | Mortgages
Allowance for loan losses:
Individually evaluated for impairment	277	266
Collectively evaluated for impairment	3,516	2,669
Total	3,793	2,935	3,846	6,523
Loans outstanding:
Individually evaluated for impairment	1,918	3,081
Collectively evaluated for impairment	424,552	382,788
Total	426,470	385,869
Installment and other consumer
Allowance for loan losses:
Individually evaluated for impairment	8	19
Collectively evaluated for impairment	266	254
Total	274	273	270	294
Loans outstanding:
Individually evaluated for impairment	89	144
Collectively evaluated for impairment	30,129	23,052
Total	30,218	23,196
Unallocated
Allowance for loan losses:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	160	101
Total	160	101	$ 40	$ 7
Loans outstanding:
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	0	0
Total	$ 0	$ 0